RECLAMATION AND REMEDIATION LIABILITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reclamation And Remediation Liabilities [Abstract]
Inflation rates, Description	The provision was calculated using a weighted average risk-free interest rate of 1.72% (December 31, 2022 - 2.0%) and a weighted average inflation rate of 2.5% (December 31, 2022 - 3.0%).
Reclamation and remediation bonds	$ 4,511,378	$ 3,650,229
Percentage of management fee	2.50%